Trade payables and accrued liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade payables and accrued liabilities [Abstract]
Total trade and other payables	SFr 142	SFr 1,979
Accrued research and development costs	7,228	6,803
Accrued payroll expenses	2,896	2,482
Other accrued expenses	1,673	1,135
Total accrued expenses	11,797	10,420
Accrual of performance-related remuneration	SFr 1,800	SFr 1,800